Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Share repurchase (in shares)	$ 726,640,000	$ 1,124,724,000	$ 965,982,000
AerDragon
Related Party Transaction [Line Items]
Dividends received from equity investment	1,700,000	3,300,000	1,700,000
AerLift
Related Party Transaction [Line Items]
Dividends received from equity investment	400,000	3,000,000	7,500,000
Management Service | AerDragon
Related Party Transaction [Line Items]
Management services fees received	500,000	500,000	600,000
Management Service | ACSAL
Related Party Transaction [Line Items]
Management services fees received	500,000	500,000	500,000
Dividends received from equity investment	1,100,000	1,900,000	0
Management Service | AerLift
Related Party Transaction [Line Items]
Management services fees received	1,700,000	$ 1,800,000	$ 2,900,000
Executive officer
Related Party Transaction [Line Items]
Share repurchase (in shares)	227,201
Share repurchase, aggregate sales price	$ 12,600,000